Pension benefits - Annual Pension Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Benefits earned during the year	$ 7.3	$ 12.2	$ 16.6
Interest cost on prior years' benefit obligation	3.6	3.5	6.8
Gross pension cost for the year	10.9	15.7	23.4
Expected return on plan assets	(3.7)	(3.2)	(5.8)
Administration charges	0.2	0.8	0.9
Net pension cost for the year	7.4	13.3	18.5
Social security cost	1.1	1.9	2.6
Amortization of actuarial gains/losses	0.7	3.4	2.2
Impact of settlement	(1.4)	0.0	0.0
Total net pension cost	$ 7.8	$ 18.6	$ 23.3